Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000946110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Credit Suisse High Income Fund (First Prospectus Summary) | Credit Suisse High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIAX
Credit Suisse High Income Fund (First Prospectus Summary) | Credit Suisse High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHOBX
Credit Suisse High Income Fund (First Prospectus Summary) | Credit Suisse High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHICX
Credit Suisse High Income Fund (Second Prospectus Summary) | Credit Suisse High Income Fund | Common Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHIX

Credit Suisse High Income Fund (First Prospectus Summary) | Credit Suisse High Income Fund
INVESTMENT OBJECTIVE
The fund seeks high current income

and, secondarily, capital appreciation.

FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 36 under the heading "Other
Shareholder Information - Classes of Shares and Sales Charges" and in the fund's
Statement of Additional Information ("SAI") on page 39 under the heading
"Additional Purchase and Redemption Information."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Credit Suisse High Income Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	4.00%	[2]	1.00%	[3]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none		none		none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	2.00%		2.00%		2.00%
[1]	Purchases of shares of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	4% during the first year decreasing 1% annually to 0% after the fourth year.
[3]	1% during the first year.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Credit Suisse High Income Fund	Class A	Class B	Class C
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fee	0.25%	1.00%	1.00%
Other expenses	0.77%	0.77%	0.77%
Total annual fund operating expenses	1.72%	2.47%	2.47%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

CLASS A (with or without redemption) CLASS B (redemption at end of period) CLASS C (redemption at end of period)
Expense Example Credit Suisse High Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	642	991	1,364	2,409
Class B	650	970	1,316	2,621
Class C	350	770	1,316	2,806

CLASS A (with or without redemption) CLASS B (no redemption) CLASS C (no redemption)
Expense Example, No Redemption Credit Suisse High Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	642	991	1,364	2,409
Class B	250	770	1,316	2,621
Class C	250	770	1,316	2,806

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund invests at least 80% of its assets, plus any borrowings for investment purposes, in high yield, fixed income securities. The fund invests primarily in a diversified portfolio of high risk fixed income securities (commonly known as
"junk bonds"), including convertible and non-convertible debt securities and preferred stock. The fund may invest up to 30% of its assets in securities of
non-U.S. issuers. The fund seeks to moderate risk by investing among a variety of industry sectors. Securities are selected for the fund based on an analysis of individual issuers and the general business conditions affecting them.

PRINCIPAL RISKS OF INVESTING IN THE FUND
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the fund involves a higher level of risk, you should consider it only for the aggressive portion of your portfolio. The fund may not be appropriate for everyone.

CREDIT RISK

The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

o Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

o Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

o Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the United States.
Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST RATE RISK

Changes in interest rates may cause a decline in market value of an investment.
With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns; if they were, returns would be lower than those shown. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years.

YEAR-BY-YEAR TOTAL RETURNS

Best quarter: 21.36% (Q2 09) Worst quarter: -19.25% (Q4 08) Inception date (Class A): 3/8/99

AVERAGE ANNUAL TOTAL RETURNS
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRA").

AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Average Annual Total Returns Credit Suisse High Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	CLASS A RETURN BEFORE TAXES	14.04%	7.08%	7.81%	Mar 8, 1999
Class A After Taxes on Distributions	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS	10.86%	3.62%	4.27%	Mar 8, 1999
Class A After Taxes on Distributions and Sales	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	8.99%	3.96%	4.53%	Mar 8, 1999
Class B	CLASS B RETURN BEFORE TAXES	13.11%	6.30%	6.99%	Mar 8, 1999
Class C	CLASS C RETURN BEFORE TAXES	12.94%	6.26%	6.99%	Feb 28, 2000
Merrill Lynch US High Yield Master II Constrained Index	MERRILL LYNCH US HIGH YIELD MASTER II CONSTRAINED INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	15.07%	8.82%	8.75%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Credit Suisse High Income Fund (First Prospectus Summary) | Credit Suisse High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks high current income

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
and, secondarily, capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 36 under the heading "Other
Shareholder Information - Classes of Shares and Sales Charges" and in the fund's
Statement of Additional Information ("SAI") on page 39 under the heading
"Additional Purchase and Redemption Information."

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	CLASS A (with or without redemption) CLASS B (redemption at end of period) CLASS C (redemption at end of period)
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	CLASS A (with or without redemption) CLASS B (no redemption) CLASS C (no redemption)
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests at least 80% of its assets, plus any borrowings for investment purposes, in high yield, fixed income securities. The fund invests primarily in a diversified portfolio of high risk fixed income securities (commonly known as
"junk bonds"), including convertible and non-convertible debt securities and preferred stock. The fund may invest up to 30% of its assets in securities of
non-U.S. issuers. The fund seeks to moderate risk by investing among a variety of industry sectors. Securities are selected for the fund based on an analysis of individual issuers and the general business conditions affecting them.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the fund involves a higher level of risk, you should consider it only for the aggressive portion of your portfolio. The fund may not be appropriate for everyone.

CREDIT RISK

The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

o Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

o Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

o Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the United States.
Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST RATE RISK

Changes in interest rates may cause a decline in market value of an investment.
With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

Risk, Lose Money	rr_RiskLoseMoney	All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns; if they were, returns would be lower than those shown. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-870-2874
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the returns; if they were, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter: 21.36% (Q2 09) Worst quarter: -19.25% (Q4 08) Inception date (Class A): 3/8/99

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Sales loads are not reflected in the returns; if they were, returns would be lower than those shown.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRA").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Credit Suisse High Income Fund (First Prospectus Summary) | Credit Suisse High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
Credit Suisse High Income Fund | Merrill Lynch US High Yield Master II Constrained Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MERRILL LYNCH US HIGH YIELD MASTER II CONSTRAINED INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.75%
Credit Suisse High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,364
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,409
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	642
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	991
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,364
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,409
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Mar 8, 1999
Annual Return 2001	rr_AnnualReturn2001	6.48%
Annual Return 2002	rr_AnnualReturn2002	1.68%
Annual Return 2003	rr_AnnualReturn2003	22.45%
Annual Return 2004	rr_AnnualReturn2004	11.40%
Annual Return 2005	rr_AnnualReturn2005	2.03%
Annual Return 2006	rr_AnnualReturn2006	9.89%
Annual Return 2007	rr_AnnualReturn2007	1.27%
Annual Return 2008	rr_AnnualReturn2008	(27.46%)
Annual Return 2009	rr_AnnualReturn2009	52.19%
Annual Return 2010	rr_AnnualReturn2010	14.04%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 1999
Credit Suisse High Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 1999
Credit Suisse High Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 1999
Credit Suisse High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	970
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,621
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,621
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS B RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 1999
Credit Suisse High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	350
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,806
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2000

[1]	Purchases of shares of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	4% during the first year decreasing 1% annually to 0% after the fourth year.
[3]	1% during the first year.

Credit Suisse High Income Fund (Second Prospectus Summary) | Credit Suisse High Income Fund
INVESTMENT OBJECTIVE
The fund seeks high current income

and, secondarily, capital appreciation

FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Credit Suisse High Income Fund Common Class
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load) on purchases	none
Maximum sales charge (load) on reinvested distributions	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Credit Suisse High Income Fund Common Class
Management fee	0.70%
Distribution and service (12b-1) fee	none
Other expenses	0.77%
Total annual fund operating expenses	1.47%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

COMMON CLASS (with or without redemption)
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Credit Suisse High Income Fund Common Class	150	465	803	1,757

COMMON CLASS (with or without redemption)
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Credit Suisse High Income Fund Common Class	150	465	803	1,757

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund invests at least 80% of its assets, plus any borrowings for investment purposes, in high yield, fixed income securities. The fund invests primarily in a diversified portfolio of high risk fixed income securities (commonly known as
"junk bonds"), including convertible and non-convertible debt securities and preferred stock. The fund may invest up to 30% of its assets in securities of
non-U.S. issuers. The fund seeks to moderate risk by investing among a variety of industry sectors. Securities are selected for the fund based on an analysis of individual issuers and the general business conditions affecting them.

PRINCIPAL RISKS OF INVESTING IN THE FUND
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the fund involves a higher level of risk, you should consider it only for the aggressive portion of your portfolio. The fund may not be appropriate for everyone.

CREDIT RISK

The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

o Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

o Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

o Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the United States.
Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST RATE RISK

Changes in interest rates may cause a decline in market value of an investment.
With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds,and the mutual funds that invest in them.

PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance. The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

The bar chart shows you how the fund's performance has
varied from year to year for up to 10 years.

YEAR-BY-YEAR TOTAL RETURNS

Best quarter: 21.36% (Q2 09) Worst quarter: -19.25% (Q4 08) Inception date (Common Class): 8/1/2000

AVERAGE ANNUAL TOTAL RETURNS
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRA").

AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Average Annual Total Returns Credit Suisse High Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Common Class	RETURN BEFORE TAXES	14.19%	7.33%	7.98%
Common Class After Taxes on Distributions	RETURN AFTER TAXES ON DISTRIBUTIONS	10.90%	3.77%	4.35%
Common Class After Taxes on Distributions and Sales	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	9.08%	4.11%	4.62%
Merrill Lynch US High Yield Master II Constrained Index	MERRILL LYNCH US HIGH YIELD MASTER II CONSTRAINED INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	15.07%	8.82%	8.75%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Credit Suisse High Income Fund (Second Prospectus Summary) | Credit Suisse High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks high current income

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
and, secondarily, capital appreciation

Expense, Heading	rr_ExpenseHeading	FEES AND FUND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest  $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	COMMON CLASS (with or without redemption)
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	COMMON CLASS (with or without redemption)
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests at least 80% of its assets, plus any borrowings for investment purposes, in high yield, fixed income securities. The fund invests primarily in a diversified portfolio of high risk fixed income securities (commonly known as
"junk bonds"), including convertible and non-convertible debt securities and preferred stock. The fund may invest up to 30% of its assets in securities of
non-U.S. issuers. The fund seeks to moderate risk by investing among a variety of industry sectors. Securities are selected for the fund based on an analysis of individual issuers and the general business conditions affecting them.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the fund involves a higher level of risk, you should consider it only for the aggressive portion of your portfolio. The fund may not be appropriate for everyone.

CREDIT RISK

The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

o Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

o Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

o Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the United States.
Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST RATE RISK

Changes in interest rates may cause a decline in market value of an investment.
With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds,and the mutual funds that invest in them.

Risk, Lose Money	rr_RiskLoseMoney	All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance. The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund's performance has varied from year to year for up to 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-870-2874
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the fund's performance has
varied from year to year for up to 10 years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter: 21.36% (Q2 09) Worst quarter: -19.25% (Q4 08) Inception date (Common Class): 8/1/2000

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRA").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Credit Suisse High Income Fund (Second Prospectus Summary) | Credit Suisse High Income Fund | Common Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
Credit Suisse High Income Fund | Merrill Lynch US High Yield Master II Constrained Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MERRILL LYNCH US HIGH YIELD MASTER II CONSTRAINED INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.75%
Credit Suisse High Income Fund | Common Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	803
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,757
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Aug 1, 2000
Annual Return 2001	rr_AnnualReturn2001	6.23%
Annual Return 2002	rr_AnnualReturn2002	1.78%
Annual Return 2003	rr_AnnualReturn2003	22.53%
Annual Return 2004	rr_AnnualReturn2004	11.59%
Annual Return 2005	rr_AnnualReturn2005	2.29%
Annual Return 2006	rr_AnnualReturn2006	10.71%
Annual Return 2007	rr_AnnualReturn2007	1.52%
Annual Return 2008	rr_AnnualReturn2008	(27.36%)
Annual Return 2009	rr_AnnualReturn2009	52.77%
Annual Return 2010	rr_AnnualReturn2010	14.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.98%
Credit Suisse High Income Fund | Common Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.35%
Credit Suisse High Income Fund | Common Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%